Note 22 - Disclosures About Fair Value of Financial Instruments - Fair Value of Financial Instruments Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale, Total	$ 822,812	$ 822,812	$ 897,585
US Treasury and Other US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	6,497		7,221
US Government-sponsored Enterprises Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	145,212		159,230
Collateralized Mortgage-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	444,438		461,777
Asset-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	45,250		46,713
Corporate Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	2,403		2,575
US States and Political Subdivisions Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	179,012		220,069
Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Hedged Loans	25,452		28,717
Debt Securities, Available-for-Sale, Total	822,812		897,585
Mortgage loans held for sale	3,355		11,843
Derivative Asset, Subject to Master Netting Arrangement, before Offset	4,705		1,855
Other investments	1,965		2,034
Total assets	858,289		942,034
Derivative instruments	0		0
Total liabilities	0		0
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | US Treasury and Other US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	6,497		7,221
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	145,212		159,230
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Collateralized Mortgage-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	444,438		461,777
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Asset-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	45,250		46,713
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | Corporate Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	2,403		2,575
Fair Value, Recurring [Member] | Reported Value Measurement [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	179,012		220,069
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Hedged Loans	0		0
Debt Securities, Available-for-Sale, Total	6,497		7,221
Mortgage loans held for sale	0		0
Derivative Asset, Subject to Master Netting Arrangement, before Offset	0		0
Other investments	0		0
Total assets	6,497		7,221
Derivative instruments	0		0
Total liabilities	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury and Other US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	6,497		7,221
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Asset-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Hedged Loans	25,452		28,717
Debt Securities, Available-for-Sale, Total	816,315		890,364
Mortgage loans held for sale	3,355		11,843
Derivative Asset, Subject to Master Netting Arrangement, before Offset	4,705		1,855
Other investments	0		0
Total assets	849,827		932,779
Derivative instruments	0		0
Total liabilities	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury and Other US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	145,212		159,230
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	444,438		461,777
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Asset-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	45,250		46,713
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	2,403		2,575
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	179,012		220,069
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Hedged Loans	0		0
Debt Securities, Available-for-Sale, Total	0		0
Mortgage loans held for sale	0		0
Derivative Asset, Subject to Master Netting Arrangement, before Offset	0		0
Other investments	1,965		2,034
Total assets	1,965		2,034
Derivative instruments	0		0
Total liabilities	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury and Other US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Asset-Backed Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	0		0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Securities, Available-for-Sale, Total	$ 0		$ 0